CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Q1) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Net revenues	$ 44,389,000	$ 46,416,000	[1]
Costs and expenses
Cost of revenues (exclusive of depreciation and amortization shown separately below)	2,302,000	3,494,000	[1]
Sales and marketing	9,634,000	12,060,000	[1]
Product development	9,229,000	10,934,000	[1]
General and administrative	16,526,000	20,909,000	[1]
Depreciation and amortization	2,937,000	3,167,000	[1]
Depreciation and amortization	2,937,000	3,167,000	[2]
Asset impairment charges	0	0
Total costs and expenses	40,628,000	50,564,000	[1]
Operating income (loss)	3,761,000	(4,148,000)	[1]
Other income (expenses), net
Change in fair value of warrant liability	(850,000)	725,000	[1],[2]
Change in tax receivable agreement liability	(543,000)	(100,000)	[1],[2]
Other income (expense)	(400,000)	(446,000)	[1]
Income (loss) before income taxes	1,968,000	(3,969,000)	[1]
Provision for income taxes	9,000	0	[1]
Net income (loss)	1,959,000	(3,969,000)	[1],[2]
Net income (loss) attributable to noncontrolling interests	719,000	(1,494,000)	[1]
Net income (loss) attributable to WM Technology, Inc.	$ 1,240,000	$ (2,475,000)	[1]
Class A Common Stock:
Weighted average basic shares outstanding - Class A (in shares)	94,704,164	92,323,757
Class A Common Stock
Class A Common Stock:
Basic income (loss) per share - Class A (in dollars per share)	$ 0.01	$ (0.03)	[1]
Diluted income (loss) per share - Class A (in dollars per share)	$ 0.01	$ (0.03)	[1]
Class A Common Stock:
Weighted average basic shares outstanding - Class A (in shares)	94,704,164	92,323,757	[1]
Weighted average diluted shares outstanding - Class A (in shares)	96,023,352	92,323,757	[1]

[1]	For the three months ended March 31, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.
[2]	For the three months ended March 31, 2023, provision (benefit) for credit losses and change in accounts receivable have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.